Changes in Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Goodwill [Line Items]
Goodwill - gross		¥ 721,731		¥ 659,907
Accumulated impairments		(29,928)		(16,664)
Goodwill		691,803		643,243
Increase (decrease) due to:
Acquisitions		12,626	[1]	10,243
Sales and dispositions		(675)		(6,204)	[2]
Impairments		(177,135)		(13,264)	[3]
Translation adjustments		34,645		57,703
Other		(9)	[4]	82
Goodwill - gross		768,318		721,731
Accumulated impairments		(207,063)		(29,928)
Goodwill		561,255		691,803
Mobile Communications
Goodwill [Line Items]
Goodwill - gross		180,179		153,569
Goodwill		180,179		153,569
Increase (decrease) due to:
Impairments		(176,045)
Translation adjustments		(4,134)		26,610
Goodwill - gross		176,045		180,179
Accumulated impairments		(176,045)
Goodwill				180,179
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		150,572		147,531
Goodwill		150,572		147,531
Increase (decrease) due to:
Sales and dispositions		(617)
Translation adjustments		4,444		3,041
Goodwill - gross		154,399		150,572
Goodwill		154,399		150,572
Imaging Products & Solutions
Goodwill [Line Items]
Goodwill - gross		6,487		6,075
Accumulated impairments		(300)		(300)
Goodwill		6,187		5,775
Increase (decrease) due to:
Sales and dispositions	[2]			(9)
Translation adjustments		(128)		205
Other				216
Goodwill - gross		6,359		6,487
Accumulated impairments		(300)		(300)
Goodwill		6,059		6,187
Home Entertainment & Sound
Goodwill [Line Items]
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Increase (decrease) due to:
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Devices
Goodwill [Line Items]
Goodwill - gross		37,400		37,269
Goodwill		37,400		37,269
Increase (decrease) due to:
Translation adjustments		362		131
Goodwill - gross		37,762		37,400
Goodwill		37,762		37,400
Pictures
Goodwill [Line Items]
Goodwill - gross		187,307		160,857
Goodwill		187,307		160,857
Increase (decrease) due to:
Acquisitions		12,626	[1]	10,205
Sales and dispositions		(54)		(903)	[2]
Translation adjustments		24,357		17,148
Other	[4]	3
Goodwill - gross		224,239		187,307
Goodwill		224,239		187,307
Music
Goodwill [Line Items]
Goodwill - gross		123,086		113,956
Accumulated impairments		(306)		(306)
Goodwill		122,780		113,650
Increase (decrease) due to:
Acquisitions				38
Sales and dispositions		(4)
Translation adjustments		9,593		9,245
Other				(153)
Goodwill - gross		132,675		123,086
Accumulated impairments		(306)		(306)
Goodwill		132,369		122,780
Financial Services
Goodwill [Line Items]
Goodwill - gross		3,020		3,020
Accumulated impairments		(706)		(706)
Goodwill		2,314		2,314
Increase (decrease) due to:
Goodwill - gross		3,020		3,020
Accumulated impairments		(706)		(706)
Goodwill		2,314		2,314
All Other
Goodwill [Line Items]
Goodwill - gross		28,360		32,310
Accumulated impairments		(23,296)		(10,032)
Goodwill		5,064		22,278
Increase (decrease) due to:
Sales and dispositions	[2]			(5,292)
Impairments		(1,090)		(13,264)	[3]
Translation adjustments		151		1,323
Other		(12)	[4]	19
Goodwill - gross		28,499		28,360
Accumulated impairments		(24,386)		(23,296)
Goodwill		¥ 4,113		¥ 5,064

[1]	Acquisitions in the Pictures segment for the fiscal year ended March 31, 2015 mainly relate to the CSC Media Group Ltd. ("CSC Media Group") acquisition. Refer to Note 24.
[2]	Sales and dispositions in All Other for the fiscal year ended March 31, 2014 substantially all relate to the sale of Gracenote, Inc. Refer to Note 25.
[3]	For the fiscal year ended March 31, 2014, the impairment loss recorded in All Other relates to the disc manufacturing business. Refer to Note 13.
[4]	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.